Description of Business and Organisation	12 Months Ended
Dec. 31, 2025
Description of Business and Organisation [Abstract]
DESCRIPTION OF BUSINESS AND ORGANISATION

1. DESCRIPTION OF BUSINESS AND ORGANISATION

Description of Business

DDC Enterprise Limited (Cayman)	Listed Entity
DDC Open Studio Limited (Cayman)	100% Direct Holdings
Perfect Foods Inc. (Cayman)	100% Direct Holdings
Grand Leader Technology Limited (Hong Kong)	100% Direct Holdings
DDC US Inc.	100% Direct Holdings
DDC Open Studio Media Limited (Hong Kong)	100% Indirect Holdings
Good Foods HK Limited (Hong Kong)	100% Indirect Holdings
Cook US LLC	100% Indirect Holdings
Cook San Francisco, LLC	100% Indirect Holdings
Lin’s Group Limited (Hong Kong)	51% Indirect Holdings
Shanghai Lashu Import and Export Trading Co., Ltd	100% Indirect Holdings
Shanghai DayDayCook Information Technology Co., Ltd	100% Indirect Holdings
Hangzhou Jushi Cultural Media Co., Ltd.	67% Indirect Holdings
Chongqing DayDayCook E-commerce Co., Ltd.	100% Indirect Holdings
Quanzhou DayDayCook Food Co., Limited	60% Indirect Holdings
Shanghai Lishang Trading Limited	51% Indirect Holdings
Shanghai Youlong Industrial Co., Ltd.	100% Indirect Holdings
Fujian Jinjiang Yunmao Electronic-Commerce Co., Ltd.	60% Indirect Holdings
Shanghai Yuli Development Limited	51% Indirect Holdings
Guangzhou Youlong DayDayCook Food and Beverage Co., Ltd.	100% Indirect Holdings
Hangzhou Damao Technology Co., Ltd.	60% Indirect Holdings
Yai’s Thai, LLC	100% Indirect Holdings
Shanghai Jiatai Yingshi Supply Chain Management Co., Ltd.	100% Indirect Holdings
Shanghai Fudelian Supply Chain Management Co.,Ltd.	51% Indirect Holdings

DDC Enterprise Limited (“DDC” or the “Parent”) was incorporated in the Cayman Islands on April 30, 2012 under the Cayman Islands Companies Law as an exempted company with limited liability. The Parent with its subsidiaries (collectively referred to as the “Company”) is a China-based Business-to-Business (“B2B”) and Business-to-Consumer (“B2C”) content streaming and product marketplace offering easy, convenient foods while promoting healthier lifestyle choices to its predominately Millennial and Generation Z (“GenZ”) customer base. The Company’s principal operations and geographic markets are mainly in the People’s Republic of China (“PRC”).

On November 21, 2023, the Company completed its initial public offering (“IPO”) and issued 156,000 (as adjusted for 1:25 reverse split) Class A ordinary shares for total amount of US$33.1 million. The Company received net amount of US$30.0 million in total after deducting underwriting discounts, commissions and other offering expenses payable for the amount of US$3.1 million.

The VIE arrangements with Mengwei Stores

The Company acquired a business engaging in the online sales of self-heated hotpots through a number of online stores (“Mengwei Stores”) in January 2021 (note 17).

The Company operates these online stores on E-commerce platform in the PRC through Chongqing Meng Wei Technology Co., Ltd., Chongqing Yizhichan Leisure Food E-commerce Service Department and Chongqing Wei Bang Internet Technology Co., Ltd. (“the Transferors”). The legal names of these stores are registered with the E-commerce platforms under the Transferors as nominal holders. A series of contractual agreements including Purchase Agreement and Store Operation Agreements (collectively, the “Mengwei Stores VIE Agreements”), were entered among Shanghai DayDayCook, and the Transferors.

Pursuant to these contractual agreements, the Company is able to exercise effective control over, bear the risks of, and enjoy substantially all of the economic benefits of Mengwei Stores and have the right to, including without limitation to, control such online stores with the assets within the stores. The Company’s management concluded that Mengwei Stores is a VIE and Shanghai DayDayCook is its primary beneficiary. As such, the consolidated financial statements of Mengwei Stores are included in the consolidated financial statements of the Company.

The Mengwei Stores VIE agreements between Shanghai DayDayCook and the Transferors with the principal terms effective as of August 19, 2023 (date of termination of the VIE agreements) summarized as follows:

1) Purchase Agreement.

Pursuant to the Purchase Agreement entered into among the “Transferors”, Shanghai DayDayCook would have the right to, including without limitation to, control such online stores and the target assets, receive substantially all of the economic benefits of and bear all the risks of the Mengwei Stores, freely use certain trademarks of the Transferor, sell products of certain brands of the Transferors, and control all the receipt and payment accounts, third-party payment platform accounts and bank accounts of the online stores.

2) Store Operation Agreements.

Pursuant to the Store Operation Agreements entered into between Shanghai DayDayCook and the Transferors, Shanghai DayDayCook would have the right to enjoy the ownership and the exclusive right of operation and management of the stores. The Transferors would be delegated to operate the online stores until being required to terminate by Shanghai DayDayCook. Without prior written consent from Shanghai DayDayCook, the Transferors are prevented from changing any information of the online stores, sub-entrusting the operation right or the related assets, transferring, disposing, or set any form of guarantee on the online stores and related proceeds.

Termination of the VIE agreements with Mengwei Stores

On August 19, 2023, the Company entered into a sale and purchase agreement with Mr. Liao Xuefeng and three companies controlled by him, to transfer the Mengwei Stores for RMB1. The Mengwei VIE agreements will terminate accordingly. At the same time, the Company terminated the purchase agreement signed on April 30, 2023, with Mr. Liao Xuefeng and four companies controlled by him for the four online stores on Pinduoduo platform (“collectively referred to as PDD Stores”).

Upon the termination, the Company recognized a gain from termination of the Mengwei Stores VIE arrangement of RMB134,665, which is measured as at the difference between (i) the consideration of RMB1 receivable, (ii) the carrying amount of Mengwei’s net liabilities of RMB1,770,095, including goodwill of RMB1,635,431. The Company’s management believes that the termination of the Mengwei Stores VIE Agreements does not represent a strategic shift that has a major effect on the Company’s operations and financial results and is not accounted as discontinued operations.

The following presents the balance sheet information of Mengwei Stores as of December 31, 2022 and August 19, 2023, and the operations and cash flows of Mengwei for the period from January 1, 2023 to August 19, 2023 as compared to the year ended December 31, 2021 and 2022.

	December 31, 2022	August 19, 2023
	RMB	RMB
Cash and cash equivalents	352,291	52,917
Accounts receivable, net	79,656	22,199
Inventories	83,516	8,980
Prepayments and other current assets	3,037,886	5,840,641
Total current assets	3,553,349	5,924,737

Other non-current assets	3,374,338	812,325
Total assets	6,927,687	6,737,062

Accrued expenses and other current liabilities	8,219,721	8,507,157
Total current liabilities	8,219,721	8,507,157
Total liabilities	8,219,721	8,507,157

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the period from January 1, to August 19, 2023
	RMB	RMB	RMB
Revenues	52,414,518	9,927,407	2,138,830
Cost of Revenue	(32,544,769)	(5,468,113)	(1,369,866)
Gross profit	19,869,749	4,459,294	768,964

Operating expenses:
Fulfillment expenses	(11,555,906)	(2,454,608)	(474,361)
Sales and marketing expenses	(13,540,572)	(1,212,029)	(186,514)
General and administrative expenses	(64,077)	172,387	(586,668)
Income/(Loss) from operations	(5,290,806)	965,044	(478,579)

Interest income	1,150	5,400	508
Other income	5,851	-	10
Profit/(Loss) before income tax expenses	(5,283,805)	970,444	(478,061)
Income tax expense	-	(24,261)	-
Net profit/(loss)	(5,283,805)	946,183	(478,061)
	For the year ended December 31, 2021	For the year ended December 31, 2022	For the period from January 1, to August 19, 2023
	RMB	RMB	RMB
Net cash and cash equivalents provided by/(used in) operating activities	942,658	(590,367)	(299,374)
Net increase/(decrease) in cash	942,658	(590,367)	(299,374)
Cash and cash equivalents at the beginning of the year	-	942,658	352,291
Cash and cash equivalents at the end of the year	942,658	352,291	52,917

For the years ended December 31, 2021 and 2022 and for the year ended August 19, 2023, net cash provided by from operating activities in the VIEs was RMB942,658, net cash used in operating activities was RMB590,367 and RMB299,374, respectively.

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and their subsidiaries and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs as well as certain non-distributable statutory reserves. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs.

There is no VIEs in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.

Risks in relation to the VIE structure

In the opinion of management, based on the legal opinion obtained from the Company’s local legal counsel, the ownership structures of the Company and its VIEs, do not and will not violate any applicable local laws, regulations, or rules currently in effect; the agreements among the Company, each of the VIEs and its nominee shareholders, governed by local laws, as described above, are valid, binding and enforceable in accordance with their terms and applicable local laws, rules, and regulations currently in effect, both currently and immediately after giving effect to the listing in capital market, and do not and will not violate any applicable local laws, regulations, or rules currently in effect. However, there are substantial uncertainties regarding the interpretation and application of current and future local laws and regulations. Accordingly, if the local government finds that the contractual arrangements do not comply with its restrictions on foreign ownership of businesses, or if the local government otherwise finds that the Company and the VIEs are in violation of local laws or regulations or lack the necessary permits or licenses to operate the Company’s business, the relevant regulatory authorities would have broad discretion in dealing with such violations, including:

●	revoking the business and operating licenses of the Company;

●	discontinuing or restricting the operations;

●	imposing fines or confiscating any of VIEs’ income that they deem to have been obtained through illegal operations;

●	imposing conditions or requirements with which the Company’s subsidiaries or the VIEs may not be able to comply;

●	requiring the Company to restructure the ownership structure or operations, including terminating the contractual arrangements with the VIEs;

●	restricting or prohibiting the Company’s use of the proceeds of overseas offering to finance the business and operations in these jurisdictions; or

●	taking other regulatory or enforcement actions that could be harmful to the business.

In accordance with VIE Agreements, the Company has the power to direct the activities of the VIEs. Therefore, the Company considers that there are no assets in the VIEs that can be used only to settle obligations of the VIEs. The creditors of VIEs do not have recourse to the general credit of the Company and its subsidiaries. To the extent VIEs require financial support, the Company may, at its option and to the extent permitted under the local law, provide financial support to VIEs.

The VIEs also have assembled work force for sales, marketing and operations which were not recorded on the Company’s consolidated balance sheets as they do not meet all the capitalization criteria.